Fees and Expenses - Patient Opportunity Trust	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The accompanying table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial intermediary and under “Choosing a class of shares to buy” on page 30 of the Fund’s prospectus and "Sales Charge Waivers and Reductions” on page 43 of the Fund’s statement of additional information (“SAI”). In addition, descriptions of the sales load waivers and/or discounts with respect to certain financial intermediaries are reproduced in Appendix A of the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the Expense Cap and the Class I Expense Cap (for Class I only) for the first year of each period) and you reinvest all distributions and dividends without a sales charge. The example does not include the brokerage commissions that investors may pay on their purchases and sales of shares.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected above in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2025 was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	27.00%
Patient Opportunity Trust, Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	There is no front-end sales charge on purchases of $1 million or more. There is a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem Class A shares within 18 months of purchases of $1 million or more. This CDSC is waived for certain investors as defined in the “More about Contingent Deferred Sales Charges” section on page 36.
Patient Opportunity Trust, Class C
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	A CDSC of 1.00% will be charged if you redeem within one year of purchasing Class C shares. This charge is waived for certain investors as defined in the “More about Contingent Deferred Sales Charges” section on page 36.